Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC  20004

  November 25, 2008

VIA EDGAR


U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549


Re:   World Funds Trust (File Nos. 333-148723 and 811-22172)
      Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, World Funds Trust (the "Trust"), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, Post-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A. This filing is being made for the purpose of registering one new series - the Sherwood Forest Long/Short Fund (the "Fund"). Each Fund will offer Institutional Shares, Class A Shares, Class C Shares and Class P Shares.

Please do not hesitate to contact me at 202.739.5684 with your questions or comments.

Sincerely,

/s/ Kathleen Long
Kathleen Long